Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Finance Receivables on Nonaccrual Status

As of March 31, 2018 and 2019, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2018	2019
Retail	6,897	9,401
Finance leases	2,117	2,431
Wholesale	12,484	18,217
Real estate	13,856	18,281
Working capital	105	—

	35,459	48,330

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2018 and 2019, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2018	2019
Retail	26,007	28,438
Finance leases	3,812	3,821

	29,819	32,259